INSURANCE CONTRACTS (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Notes and other explanatory information [abstract]
Estimated claims payable	R$ 15,800,129
Adjustment to present value	(1,422,224)
Adjustment for non-financial risk	269,958
Other estimates	734,098
Liabilities for claims incurred on December 31, 2024	R$ 15,381,961